Subsequent events	12 Months Ended
Mar. 31, 2025
Disclosure Of Events After Reporting Period [Abstract]
Subsequent events
37.
Subsequent Events

Please refer to Notes 20, 32, 33 and 35 of these consolidated financial statements for the details of subsequent events relating to the proposed dividend, contingencies, Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited and Regulatory Inspection of facilities respectively.